Regulatory charges -Schedule of Information about Amounts Recognised in relation to Regulatory Deferral Account Balances (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024		Dec. 31, 2023
Liabilities
Global Reversion Reserve (RGR)	R$ 28		R$ 28
Energy Development Account (CDE)	76		133
Grantor inspection fee - Aneel	4		3
Energy Efficiency Program	188		187
Research and development (R&D)	146		150
Energy System Expansion Research	5		5
National Scientific and Technological Development Fund	10		9
Proinfa - Alternative Energy Program	9		9
Royalties for use of water resources	12		11
Emergency capacity charge	26		26
CDE on R&D (1)	3	[1]	3
CDE on EEP	5		8
Others	4		5
Liability	516		577
Current liabilities	344		487
Non-current liabilities	R$ 172		R$ 90

[1]

As per Aneel Dispatch 3,056 of October 9, 2024, the monthly installments of Cemig D’s charges related to the Covid and Water Scarcity accounts of the CDE (Conta de Desenvolvimento Energético) are no longer charged, since both accounts have been fully paid.